UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® International High Dividend ETF

July 31, 2018

IHD-QTLY-0918

1.9885309.100

Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.2%
	Shares	Value
AUSTRALIA – 11.0%
AGL Energy Ltd.	26,566	$434,021
BHP Billiton PLC	1,286	29,596
Fortescue Metals Group Ltd.	8,886	28,850
National Australia Bank Ltd.	12,397	261,022
Sonic Healthcare Ltd.	1,525	29,548
Telstra Corp. Ltd.	263,145	554,879
Wesfarmers Ltd.	1,648	60,558
Westpac Banking Corp.	12,546	274,663
Woodside Petroleum Ltd.	11,867	318,631

TOTAL AUSTRALIA		1,991,768

BELGIUM – 0.4%
Anheuser-Busch InBev S.A.	625	63,603

TOTAL BELGIUM		63,603

CANADA – 10.8%
Canadian National Railway Co.	1,140	101,762
Enbridge, Inc.	11,166	396,563
Hydro One Ltd.	22,233	324,731
Inter Pipeline Ltd.	17,521	334,028
Methanex Corp.	329	22,727
Power Financial Corp.	7,981	187,124
Royal Bank of Canada	4,130	322,406
The Bank of Nova Scotia	4,578	271,298

TOTAL CANADA		1,960,639

DENMARK – 0.7%
ISS A/S	3,349	125,182

TOTAL DENMARK		125,182

FINLAND – 0.1%
Orion Oyj Class B	517	17,810

TOTAL FINLAND		17,810

FRANCE – 10.2%
BNP Paribas S.A.	2,856	185,919
Bouygues S.A.	1,850	81,361
Engie S.A.	32,347	522,552
Eutelsat Communications S.A.	12,564	269,152
Sanofi	589	51,241
Societe Generale S.A.	3,090	137,808
TOTAL S.A.	7,165	467,340
Vinci S.A.	1,222	122,889

TOTAL FRANCE		1,838,262

GERMANY – 3.7%
BASF SE	371	35,564
Bayer AG	451	50,209
Daimler AG	3,851	266,362
ProSiebenSat.1 Media SE	6,611	178,430
Siemens AG	1,024	144,526

TOTAL GERMANY		675,091

	Shares	Value
HONG KONG – 1.8%
Hang Seng Bank Ltd.	9,000	$244,921
Jardine Matheson Holdings Ltd.	1,203	81,203

TOTAL HONG KONG		326,124

ITALY – 1.2%
Intesa Sanpaolo SpA	71,458	218,993

TOTAL ITALY		218,993

JAPAN – 15.3%
Astellas Pharma, Inc.	3,278	53,467
Honda Motor Co. Ltd.	8,300	253,404
ITOCHU Corp.	6,081	107,977
Japan Tobacco, Inc.	2,100	59,765
Lawson, Inc.	900	54,009
Marubeni Corp.	14,600	111,466
Mitsubishi Chemical Holdings Corp.	2,400	21,023
Mitsubishi Corp.	4,500	125,789
Mitsubishi Heavy Industries Ltd.	2,900	108,898
Mitsui & Co. Ltd.	6,900	115,644
Mizuho Financial Group, Inc.	128,948	224,149
MS&AD Insurance Group Holdings, Inc.	6,100	186,841
Nissan Motor Co. Ltd.	23,600	223,235
Sekisui House Ltd.	13,000	221,592
Subaru Corp.	7,400	216,268
Sumitomo Mitsui Financial Group, Inc.	5,704	226,379
Takeda Pharmaceutical Co. Ltd.	830	35,045
Teijin Ltd.	1,000	18,677
Toyota Motor Corp.	6,267	411,937

TOTAL JAPAN		2,775,565

JERSEY – 0.9%
Phoenix Group Holdings	18,396	166,364

TOTAL JERSEY		166,364

LUXEMBOURG – 2.0%
SES S.A.	17,739	354,603

TOTAL LUXEMBOURG		354,603

MACAU – 1.4%
Sands China Ltd.	50,000	257,356

TOTAL MACAU		257,356

MEXICO – 0.1%
Fresnillo PLC	1,082	14,756

TOTAL MEXICO		14,756

NETHERLANDS – 3.2%
Royal Dutch Shell PLC Class B	16,481	577,283

TOTAL NETHERLANDS		577,283

Quarterly Report	2

Common Stocks – continued
	Shares	Value
NORWAY – 1.2%
Gjensidige Forsikring ASA	11,394	$182,854
Marine Harvest ASA	1,630	35,641

TOTAL NORWAY		218,495

SINGAPORE – 1.1%
Oversea-Chinese Banking Corp. Ltd.	24,200	205,674

TOTAL SINGAPORE		205,674

SPAIN – 3.3%
Banco Bilbao Vizcaya Argentaria S.A.	30,380	222,553
Enagas S.A.	9,277	259,486
Siemens Gamesa Renewable Energy S.A.	8,321	117,589

TOTAL SPAIN		599,628

SWEDEN – 5.7%
Hennes & Mauritz AB Class B	14,778	230,088
Nordea Bank AB	20,549	218,555
Skandinaviska Enskilda Banken AB Class A	18,546	198,433
Skanska AB Class B	5,277	99,383
Svenska Cellulosa AB SCA Class B	2,313	23,953
Swedbank AB	9,302	220,253
Swedish Match AB	713	38,987

TOTAL SWEDEN		1,029,652

SWITZERLAND – 4.4%
LafargeHolcim Ltd. (a)	459	23,475
Nestle S.A.	1,530	124,685
Novartis AG	1,051	88,202
Roche Holding AG	313	76,887
Swiss Re AG	2,494	228,657
Zurich Insurance Group AG	805	246,854

TOTAL SWITZERLAND		788,760

UNITED KINGDOM – 20.7%
Admiral Group PLC	6,976	181,387
AstraZeneca PLC	681	52,421

	Shares	Value
BAE Systems PLC	19,717	$168,784
BP PLC	57,785	434,280
British American Tobacco PLC	1,461	80,315
BT Group PLC	180,073	550,859
GlaxoSmithKline PLC	2,592	53,836
HSBC Holdings PLC	39,302	376,368
Imperial Brands PLC	1,312	50,319
ITV PLC	104,824	226,812
Legal & General Group PLC	51,808	178,637
SSE PLC	30,028	492,051
Tate & Lyle PLC	4,350	35,628
Unilever N.V.	1,121	64,672
Vodafone Group PLC	235,053	574,225
WPP PLC	14,859	232,424

TOTAL UNITED KINGDOM		3,753,018

TOTAL COMMON STOCKS (Cost $18,903,189)		17,958,626

Money Market Funds – 0.4%

Fidelity Cash Central Fund, 1.96% (b) (Cost $77,786)	77,770	77,786

TOTAL INVESTMENT PORTFOLIO – 99.6% (Cost $18,980,975)		18,036,412

NET OTHER ASSETS (LIABILITIES) – 0.4%		67,515

NET ASSETS – 100.0%		$18,103,927

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$171

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

3	Quarterly Report

Investments (Unaudited) – continued

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,341,663	$1,374,285	$1,967,378	$—
Consumer Staples	668,181	275,142	393,039	—
Energy	2,787,611	1,308,708	1,478,903	—
Financials	5,368,112	2,992,482	2,375,630	—
Health Care	508,667	47,359	461,308	—
Industrials	1,612,454	729,370	883,084	—
Materials	218,619	113,761	104,858	—
Telecommunication Services	1,679,963	—	1,679,963	—
Utilities	1,773,356	1,281,305	492,051	—
Money Market Funds	77,786	77,786	—	—

Total Investments in Securities:	$18,036,412	$8,200,198	$9,836,214	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Value Factor ETF

July 31, 2018

IVE-QTLY-0918

1.9885311.100

Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%
	Shares	Value
AUSTRALIA – 5.1%
Australia & New Zealand Banking Group Ltd.	8,068	$175,628
BHP Billiton PLC	6,141	141,327
CSL Ltd.	680	99,329
Fortescue Metals Group Ltd.	42,427	137,747
National Australia Bank Ltd.	7,803	164,294

TOTAL AUSTRALIA		718,325

CANADA – 8.5%
Air Canada (a)	6,301	113,974
Canadian Imperial Bank of Commerce	1,666	152,045
Canadian Natural Resources Ltd.	3,355	123,280
CGI Group, Inc. Class A (a)	975	62,944
Fortis, Inc.	894	29,393
Magna International, Inc.	2,410	146,803
Manulife Financial Corp.	7,780	144,494
Suncor Energy, Inc.	3,725	156,863
Teck Resources Ltd. Class B	3,292	85,865
The Bank of Nova Scotia	2,957	175,235

TOTAL CANADA		1,190,896

DENMARK – 3.1%
AP Moller - Maersk A/S Class B	100	143,584
Novo Nordisk A/S Class B	2,480	123,373
Vestas Wind Systems A/S	2,525	162,890

TOTAL DENMARK		429,847

FRANCE – 9.5%
Atos SE	793	106,500
BNP Paribas S.A.	1,632	106,239
Cie de Saint-Gobain	2,551	113,578
Engie S.A.	9,081	146,700
Peugeot S.A.	5,804	167,026
Sanofi	1,531	133,191
Societe Generale S.A.	1,580	70,465
TOTAL S.A.	3,073	200,437
Unibail-Rodamco-Westfield	602	133,645
Vinci S.A.	1,563	157,182

TOTAL FRANCE		1,334,963

GERMANY – 7.0%
BASF SE	1,696	162,576
Bayer AG	1,100	122,460
Daimler AG	1,982	137,089
Deutsche Bank AG	8,563	112,027
Deutsche Lufthansa AG	5,695	159,827
ProSiebenSat.1 Media SE	2,869	77,434
SAP SE	1,851	215,430

TOTAL GERMANY		986,843

	Shares	Value
HONG KONG – 1.7%
CK Asset Holdings Ltd.	11,000	$84,157
Hongkong Land Holdings Ltd.	5,000	36,350
Jardine Matheson Holdings Ltd.	1,800	121,500

TOTAL HONG KONG		242,007

ITALY – 2.4%
Banco BPM SpA	34,693	110,346
Eni SpA	5,034	96,897
UniCredit SpA	7,429	131,731

TOTAL ITALY		338,974

JAPAN – 24.5%
Astellas Pharma, Inc.	10,200	166,371
Daiwa House Industry Co. Ltd.	3,700	134,923
FUJIFILM Holdings Corp.	3,300	136,207
Fujitsu Ltd.	21,000	143,124
Haseko Corp.	6,000	79,618
Hitachi Ltd.	19,000	132,824
Honda Motor Co. Ltd.	4,100	125,176
ITOCHU Corp.	8,300	147,378
Japan Tobacco, Inc.	4,700	133,761
JXTG Holdings, Inc.	12,700	93,109
Marubeni Corp.	19,600	149,640
Mazda Motor Corp.	7,000	87,348
Medipal Holdings Corp.	6,000	121,647
Mitsubishi Chemical Holdings Corp.	10,500	91,974
Mitsubishi Corp.	6,200	173,309
Mitsui & Co. Ltd.	9,300	155,868
Mizuho Financial Group, Inc.	79,400	138,020
NH Foods Ltd.	2,600	103,509
Nippon Steel & Sumitomo Metal Corp.	4,700	93,733
Nippon Telegraph & Telephone Corp.	4,600	212,766
Nomura Holdings, Inc.	19,800	93,880
ORIX Corp.	7,100	114,931
Subaru Corp.	3,300	96,444
Sumitomo Corp.	8,900	146,554
The Kansai Electric Power Co., Inc.	8,700	123,849
Toyota Motor Corp.	3,700	243,205

TOTAL JAPAN		3,439,168

LUXEMBOURG – 1.9%
ArcelorMittal	3,449	110,970
SES S.A.	8,052	160,960

TOTAL LUXEMBOURG		271,930

MEXICO – 0.5%
Fresnillo PLC	5,171	70,519

TOTAL MEXICO		70,519

Quarterly Report	2

Common Stocks – continued
	Shares	Value
NETHERLANDS – 6.2%
Aegon N.V.	19,714	$130,063
Gemalto N.V.	1,868	108,955
Koninklijke Ahold Delhaize N.V.	4,196	106,743
Koninklijke Philips N.V.	1,971	86,526
NN Group N.V.	2,962	130,994
Royal Dutch Shell PLC Class B	8,580	300,533

TOTAL NETHERLANDS		863,814

NEW ZEALAND – 0.0%
Fletcher Building Ltd.	600	2,875

TOTAL NEW ZEALAND		2,875

NORWAY – 0.7%
Marine Harvest ASA	4,276	93,497

TOTAL NORWAY		93,497

SINGAPORE – 2.5%
DBS Group Holdings Ltd.	6,200	121,828
Oversea-Chinese Banking Corp. Ltd.	13,000	110,486
Wilmar International Ltd.	52,600	120,937

TOTAL SINGAPORE		353,251

SPAIN – 0.6%
Repsol S.A.	3,905	77,513

TOTAL SPAIN		77,513

SWEDEN – 2.9%
Essity AB Class B	2,840	71,025
Hennes & Mauritz AB Class B	6,564	102,199
Industrivarden AB Class A	4,668	102,247
Volvo AB Class B	7,054	123,664

TOTAL SWEDEN		399,135

SWITZERLAND – 7.9%
Credit Suisse Group AG (a)	8,461	136,074
LafargeHolcim Ltd. (a)	2,114	108,118
Nestle S.A.	3,474	283,108
Novartis AG	2,788	233,974
Roche Holding AG	825	202,658
Swiss Re AG	1,544	141,559

TOTAL SWITZERLAND		1,105,491

	Shares	Value
UNITED KINGDOM – 14.0%
3i Group PLC	8,760	$108,954
Aviva PLC	18,041	118,236
Babcock International Group PLC	23,313	218,664
Barclays PLC	51,837	131,863
BT Group PLC	38,283	117,111
Centrica PLC	76,258	148,887
GlaxoSmithKline PLC	6,770	140,615
Imperial Brands PLC	3,419	131,128
J Sainsbury PLC	30,928	132,744
Lloyds Banking Group PLC	169,241	138,723
Marks & Spencer Group PLC	27,177	109,867
Unilever N.V.	2,651	152,939
Unilever PLC	2,981	170,290
Vodafone Group PLC	60,104	146,832

TOTAL UNITED KINGDOM		1,966,853

UNITED STATES – 0.7%
Carnival PLC	1,742	101,119

TOTAL UNITED STATES		101,119

TOTAL COMMON STOCKS (Cost $14,781,089)		13,987,020

Money Market Funds – 0.1%

Fidelity Cash Central Fund, 1.96% (b) (Cost $8,243)	8,241	8,243

TOTAL INVESTMENT PORTFOLIO – 99.8% (Cost $14,789,332)		13,995,263

NET OTHER ASSETS (LIABILITIES) – 0.2%		31,115

NET ASSETS – 100.0%		$14,026,378

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$408

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

3	Quarterly Report

Investments (Unaudited) – continued

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,634,288	$721,745	$912,543	$—
Consumer Staples	1,499,680	656,074	843,606	—
Energy	1,048,633	357,656	690,977	—
Financials	3,060,362	2,068,807	991,555	—
Health Care	1,430,144	220,976	1,209,168	—
Industrials	2,087,611	1,171,278	916,333	—
Information Technology	905,985	278,399	627,586	—
Materials	1,005,705	516,095	489,610	—
Real Estate	389,074	254,152	134,922	—
Telecommunication Services	476,709	—	476,709	—
Utilities	448,829	324,980	123,849	—
Money Market Funds	8,243	8,243	—	—

Total Investments in Securities:	$13,995,263	$6,578,405	$7,416,858	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

5	Quarterly Report

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date: September 28, 2018

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date: September 28, 2018